Share-Based Compensation - Summary (Details) - shares	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2022	Jul. 31, 2014	Oct. 31, 2012	Aug. 31, 2012
Share Based Payment Arrangement Option [Member]
Share-Based Compensation
Stock option vested (in shares)		266,047,366
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation
Stock option vested (in shares)		26,732,873
Restricted share units , vested (in shares)		1,143,100
2012 Option Plan
Share-Based Compensation
Number of shares authorized			266,153,637	155,631,013	75,268,817
2018 Plan
Share-Based Compensation
Maximum number of shares issued (in percent)	2.00%
Number of years considered for annual increase	5 years